Leases - Summary of Right of Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease [Line Items]
Right-of-use assets	$ 12,382	$ 14,168
Office Space
Disclosure Of Lease [Line Items]
Right-of-use assets	$ 12,382	$ 14,168